Earnings per share	6 Months Ended
Apr. 30, 2022
Text block [abstract]
Earnings per share
Note 12.     Earnings per share

		For the three months ended		For the six months ended
$ millions, except number of shares and per share amounts	2022 Apr. 30	2022 Jan. 31	2021 Apr. 30	2022 Apr. 30	2021 Apr. 30
Basic earnings per share (1)

Net income attributable to equity shareholders	$1,518	$1,864	$1,647	$3,382	$3,268
Less: Preferred share dividends and distributions on other equity instruments	47	41	51	88	81
Net income attributable to common shareholders	$1,471	$1,823	$1,596	$3,294	$3,187
Weighted-average common shares outstanding (thousands)	902,489	901,870	896,910	902,174	895,717
Basic earnings per share	$1.63	$2.02	$1.78	$3.65	$3.56
Diluted earnings per share (1)
Net income attributable to common shareholders	$1,471	$1,823	$1,596	$3,294	$3,187
Weighted-average common shares outstanding (thousands)	902,489	901,870	896,910	902,174	895,717
Add: Stock options potentially exercisable (2) (thousands)	2,910	2,839	1,592	2,874	1,256
Add: Equity-settled consideration (thousands)	340	323	188	332	268
Weighted-average diluted common shares outstanding (thousands)	905,739	905,032	898,690	905,380	897,241
Diluted earnings per share	$1.62	$2.01	$1.78	$3.64	$3.55
(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

(2)
Excludes average options outstanding, to the extent that the options’ exercise prices were less than the average market price of CIBC’s common shares, which was nil (January 31, 2022: nil; April 30, 2021: nil) with a weighted-average exercise price of nil (January 31, 2022: nil; April 30, 2021: nil) for the quarter ended April 30, 2022, and average options outstanding of nil (April 30, 2021: 1,474,334) with a weighted-average price of nil (April 30, 2021: $60.01) for the six months ended April 30, 2022, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.